RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS [Abstract]
Summary of financial instruments that Brookfield Renewable
Impact of a 5% change in the market price of electricity, on outstanding energy derivative contracts, for the year ended December 31:

	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2021	2020	2019	2021	2020	2019
5% increase	$(37)	$(13)	$(21)	$(21)	$(16)	$(12)
5% decrease	40	14	8	22	16	12
(1)Amounts represent the potential annual net pretax impact.
Impact of a 5% change in U.S. dollar exchange rates, on outstanding foreign exchange swaps, for the year ended December 31:

	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2021	2020	2019	2021	2020	2019
5% increase	$29	$10	$49	$95	$73	$41
5% decrease	(29)	(7)	(40)	(95)	(72)	(41)
(1)Amounts represent the potential annual net pretax impact.
Impact of a 1% change in interest rates, on outstanding interest rate swaps, variable-rate debt and tax equity, for the year ended December 31:

	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2021	2020	2019	2021	2020	2019
1% increase	$15	$37	$37	$114	$122	$69
1% decrease	(16)	(38)	(38)	(124)	(129)	(69)
(1)Amounts represent the potential annual net pretax impact.
The maximum credit exposure at December 31 was as follows:

(MILLIONS)	2021	2020
Trade receivables and other short-term receivables	$807	$792
Long-term receivables	216	108
Financial instrument assets(1)	127	139
Due from related parties(1)	177	56
Contract asset(1)	445	455
	$1,772	$1,550
(1)Includes both the current and long-term amounts.

Summary to classifies the cash obligations related to Brookfield Renewables liabilities into relevant maturity groupings based on the remaining period from the statement of financial position dates to the contractual maturity date
The table below classifies the cash obligations related to Brookfield Renewable’s liabilities into relevant maturity groupings based on the remaining period from the statement of financial position dates to the contractual maturity date. As the amounts are the contractual undiscounted cash flows (gross of unamortized financing fees and accumulated amortization, where applicable), they may not agree with the amounts disclosed in the consolidated statements of financial position.

AS AT DECEMBER 31, 2021 (MILLIONS)	< 1 year	2-5 years	> 5 years	Total
Accounts payable and accrued liabilities	$779	$—	$—	$779
Financial instrument liabilities(1)(2)	400	358	207	965
Due to related parties	164	34	—	198
Other long-term liabilities – concession payments	1	6	13	20
Lease liabilities(1)	30	129	305	464
Corporate borrowings(1)	—	317	1,839	2,156
Non-recourse borrowings(1)	1,818	6,926	10,608	19,352
Interest payable on borrowings(3)	912	2,989	3,987	7,888
Total	$4,104	$10,759	$16,959	$31,822

AS AT DECEMBER 31, 2020 (MILLIONS)	< 1 year	2-5 years	> 5 years	Total
Accounts payable and accrued liabilities	$625	$—	$—	$625
Financial instrument liabilities(1)(2)	283	513	155	951
Due to related parties	506	11	—	517
Other long-term liabilities – concession payments	1	5	12	18
Lease liabilities(1)	33	112	294	439
Corporate borrowings(1)	3	314	1,826	2,143
Non-recourse borrowings(1)	1,141	5,214	9,651	16,006
Interest payable on borrowings(3)	824	2,682	2,827	6,333
Total	$3,416	$8,851	$14,765	$27,032
(1)Includes both the current and long-term amounts.
(2)Includes tax equity liabilities that will be partially settled by the delivery of non-cash tax attributes.
(3)Represents aggregate interest payable expected to be paid over the entire term of the obligations, if held to maturity. Variable rate interest payments have been calculated based on estimated interest rates.

Summary of Brookfield Renewables assets and liabilities measured and disclosed at fair value classified by the fair value hierarchy
The following table presents Brookfield Renewable’s assets and liabilities measured and disclosed at fair value classified by the fair value hierarchy as at December 31:

(MILLIONS)	Level 1	Level 2	Level 3	2021	2020
Assets measured at fair value:
Cash and cash equivalents	$764	$—	$—	$764	$431
Restricted cash(1)	312	—	—	312	283
Financial instrument assets(1)
Energy derivative contracts	—	34	21	55	135
Interest rate swaps	—	40	—	40	—
Foreign exchange swaps	—	32	—	32	4
Investments in debt and equity securities(2)	—	95	100	195	175
Property, plant and equipment	—	—	49,432	49,432	44,590
Liabilities measured at fair value:
Financial instrument liabilities(1)
Energy derivative contracts	—	(184)	(42)	(226)	(33)
Interest rate swaps	—	(228)	—	(228)	(422)
Foreign exchange swaps	—	(56)	—	(56)	(94)
Tax equity	—	—	(455)	(455)	(402)
Contingent consideration(3)	—	—	(3)	(3)	(1)
Liabilities for which fair value is disclosed:
Corporate borrowings(1)	(2,334)	—	—	(2,334)	(2,448)
Non-recourse borrowings(1)	(2,405)	(18,030)	—	(20,435)	(17,991)
Total	$(3,663)	$(18,297)	$49,053	$27,093	$24,227
(1)Includes both the current amount and long-term amount.
(2)Excludes nil (2020: $155 million) of investments in debt securities that are measured at amortized cost.
(3)Amount relates to business combination completed in 2021 with obligations lapsing from 2022 to 2027.

Summary of Brookfield Renewables net financial instrument positions
The aggregate amount of Brookfield Renewable’s net financial instrument positions as at December 31 are as follows:

		2021		2020
(MILLIONS)	Assets	Liabilities	Net Assets (Liabilities)	Net Assets (Liabilities)
Energy derivative contracts	$55	$226	$(171)	$102
Interest rate swaps	40	228	(188)	(422)
Foreign exchange swaps	32	56	(24)	(90)
Investments in debt and equity securities	195	—	195	330
Tax equity	—	455	(455)	(402)
Total	322	965	(643)	(482)
Less: current portion	60	400	(340)	(221)
Long-term portion	$262	$565	$(303)	$(261)

Summary of Brookfield Renewables total net financial instrument asset
The following table presents the change in Brookfield Renewable’s total net financial instrument asset position as at and for the year ended December 31:

(MILLIONS)	Note	2021	2020
Balance, beginning of year		$(482)	$(413)
Increases (decreases) in the net financial instrument liability position:
Unrealized (loss) gain through income on tax equity	(a)	(21)	(12)
Unrealized (loss) gain through OCI on investments in equity securities	(b)	3	(1)
Unrealized (loss) through income on energy derivative contracts	(c)	(124)	(28)
Unrealized (loss) through OCI on energy derivative contracts	(c)	(148)	(4)
Unrealized gain (loss) through income on interest rate swaps	(d)	72	(28)
Unrealized gain (loss) through OCI on interest rate swaps	(d)	96	(57)
Unrealized gain (loss) through income on foreign exchange swaps	(e)	102	126
Unrealized gain (loss) through OCI on foreign exchange swaps	(e)	8	(40)
Acquisitions, settlements and other		(149)	(25)
Balance, end of year		$(643)	$(482)

Financial instrument liabilities designated at fair value through profit and loss
Tax equity	(a)	$(455)	$(402)

Financial instrument assets designated at fair value through OCI
Investments in equity securities	(b)	$195	$175

Financial instrument assets designated at amortized cost
Investments in debt securities	(b)	$—	$155

Derivative assets not designated as hedging instruments:
Energy derivative contracts	(c)	$42	$78
Interest rate swaps	(d)	18	—
Foreign exchange swaps	(e)	2	4
		$62	$82

Derivative assets designated as hedging instruments:
Energy derivative contracts	(c)	$13	$57
Interest rate swaps	(d)	22	—
Foreign exchange swaps	(e)	30	—
		$65	$57

Derivative liabilities not designated as hedging instruments:
Energy derivative contracts	(c)	$(130)	$(32)
Interest rate swaps	(d)	(111)	(183)
Foreign exchange swaps	(e)	(8)	(23)
		$(249)	$(238)

Derivative liabilities designated as hedging instruments:
Energy derivative contracts	(c)	$(96)	$(1)
Interest rate swaps	(d)	(117)	(239)
Foreign exchange swaps	(e)	(48)	(71)
		$(261)	$(311)

Total financial instruments, net		$(643)	$(482)

Summary of derivative contracts designated as hedging instruments
The following table summarizes the energy derivative contracts designated as hedging instruments:

Energy derivative contracts	December 31, 2021	December 31, 2020
Carrying amount (asset/(liability))	(83)	56
Notional amount – millions of U.S. dollars	351	376
Notional amount – GWh	10,022	11,478
Weighted average hedged rate for the year ($/MWh)	35	33
Maturity dates	2022 - 2027	2021 - 2027
Hedge ratio	1:1	1:1
Change in discounted spot value of outstanding hedging instruments	(124)	17
Change in value of hedged item used to determine hedge effectiveness	117	(19)
The following table summarizes the interest rate hedges designated as hedging instruments:

Interest rate hedges	December 31, 2021	December 31, 2020
Carrying amount (asset/(liability))	(95)	(239)
Notional amount – $	558	546
Notional amount – C$(1)	377	342
Notional amount – €(1)	1,572	1,279
Notional amount – COP(1)	141	619
Maturity dates	2022 - 2039	2021 - 2039
Hedge ratio	1:1	1:1
Change in discounted spot value of outstanding hedging instruments	80	(56)
Change in value of hedged item used to determine hedge effectiveness	(97)	59
(1)Notional amounts of foreign currency denominated interest rate hedges are presented at the U.S. dollar equivalent value based on the December 31, 2021 foreign currency spot rate.
The following table summarizes the foreign exchange swaps designated as hedging instruments:

Foreign exchange swaps	December 31, 2021	December 31, 2020
Carrying amount (asset/(liability))	(18)	(71)
Notional amount for hedges of the Colombian Peso(1)	676	20
Notional amount for hedges of the euro(1)	571	412
Notional amount for hedges of the British pounds sterling(1)	125	212
Notional amount for hedges of the Chinese yuan(1)	427	294
Notional amount for hedges of the Indian rupee(1)	260	230
Notional amount for hedges of the Brazilian real(1)	75	73
Notional amount for hedges of other currencies(1)	6	30
Maturity date	2022 - 2023	2021 - 2022
Hedge ratio	1:1	1:1
Weighted average hedged rate for the year:
COP/$ foreign exchange forward contracts	3,925	3,728
€/$ foreign exchange forward contracts	0.87	0.87
£/$ foreign exchange forward contracts	0.76	0.81
CNY/$ foreign exchange forward contracts	7.18	7.14
INR/$ foreign exchange forward contracts	78	76
BRL/$ foreign exchange forward contracts	5.73	5.38
(1)Notional amounts expressed in millions of U.S. dollars
The following table presents a reconciliation of the limited partners’ equity reserves impacted by financial instruments:

(MILLIONS)	Cash flow hedges	Investments in equity securities	Foreign currency translation
Balance, as at December 31, 2019	$(32)	$12	$(700)
Effective portion of changes in fair value arising from:
Energy derivative contracts	1	—	—
Interest rate swaps	(3)	—	—
Foreign exchange swaps	—	—	(6)
Amount reclassified to profit or loss	(7)	—	—
Foreign currency revaluation of designated borrowings	—	—	(34)
Foreign currency revaluation of net foreign operations	—	—	(208)
Valuation of investments in equity securities designated FVOCI	—	4	—
Tax effect	3	1	(1)
Special distribution/TERP acquisition	1	(13)	280
Other	(2)	(1)	(51)
Balance, as at December 31, 2020	$(39)	$3	$(720)
Effective portion of changes in fair value arising from:
Energy derivative contracts	(38)	—	—
Interest rate swaps	27	—	—
Foreign exchange swaps	—	—	2
Amount reclassified to profit or loss	(3)	—	—
Foreign currency revaluation of designated borrowings	—	—	(17)
Foreign currency revaluation of net foreign operations	—	—	(104)
Valuation of investments in equity securities designated FVOCI	—	1	—
Tax effect	3	—	3
Other	2	—	(6)
Balance, as at December 31, 2021	$(48)	$4	$(842)